Goodwill - Sensitivity to changes in assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill.
Impairment	$ (15,483)	$ 0
Excess of recoverable value over carrying value	$ 173,870